Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD ADMIRAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 20, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard S&P 500 Growth Index Fund

Supplement Dated July 29, 2019, to the Prospectus and Summary Prospectus Dated December 20, 2018

The Board of Trustees of Vanguard S&P 500 Growth Index Fund has approved a change to the Fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Principal Investment Strategies”:

The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The following is added under the heading “Principal Risks”:

• Nondiversification Risk. In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become nondiversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

• Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PSI 1840 072019
Vanguard S&P 500 Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard S&P 500 Growth Index Fund

Supplement Dated July 29, 2019, to the Prospectus and Summary Prospectus Dated December 20, 2018

The Board of Trustees of Vanguard S&P 500 Growth Index Fund has approved a change to the Fund’s diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Principal Investment Strategies”:

The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The following is added under the heading “Principal Risks”:

• Nondiversification Risk. In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become nondiversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

• Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PSI 1840 072019